Schedule of financial assets measured at fair value by levels within the fair value hierarchy (Details)	Aug. 31, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 19,949,271
Long-term investments	173,790
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	19,949,271
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Long-term investments	$ 173,790